Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance	$ 0	$ 0	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	1,000,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	78,685,171	61,796,680	53,773,856
Common stock, shares outstanding	78,685,171	61,796,680	53,773,856